Series B Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Series B Warrants [Abstract]
Schedule of Series B Warrants
	Years Ended December 31,
	2017	2016
Dividend yield	0.00%	0.00%
Volatility factor	70.00%	70.00%
Risk-free interest rate	1.39%	1.616
Expected term (years)	0.25	3.63
Weighted-average fair value of warrants	$0.15	$0.13